UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

October 31, 2014

1.809073.111

SNM-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.28% 11/7/14, VRDN (a)	1,500,000	1,500,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 11/7/14, VRDN (a)	1,500,000	1,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 11/7/14, VRDN (a)	2,200,000	2,200,000
Series 2010 B1, 0.21% 11/7/14, VRDN (a)	2,000,000	2,000,000
		4,200,000
New York - 61.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.07% 11/7/14, LOC Bank of America NA, VRDN (a)	1,605,000	1,605,000
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	3,520,000	3,520,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.1% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Subseries 2001 2B, 0.08% 11/3/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,060,000	9,060,000
Subseries 2001 3A, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Participating VRDN:
Series BC 13 19U, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,340,000	5,340,000
Series MS 3361, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series Putters 3118, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series ROC II R 14045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series 1996 J3, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2003 C2, 0.05% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,275,000	5,275,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 A2, 0.06% 11/7/14, LOC Bank of America NA, VRDN (a)	$ 13,500,000	$ 13,500,000
Series 2004 H2 0.06% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	7,000,000	7,000,000
Series 2006 E3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Series 2006 I4, 0.07% 11/3/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	5,800,000	5,800,000
Series 2008 J10, 0.06% 11/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	22,735,000	22,735,000
Series 2011 A4, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,300,000	2,300,000
Series 2012 G3, 0.05% 11/7/14 (Liquidity Facility Citibank NA), VRDN (a)	13,500,000	13,500,000
Series 2013 F3, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (a)	5,200,000	5,200,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (a)	2,200,000	2,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(James Tower Dev. Proj.) Series 2002 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (a)	14,300,000	14,300,000
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (a)	1,300,000	1,300,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.14% 11/7/14, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 13 3WX, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500,000	2,500,000
Series EGL 09 46A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,400,000	2,400,000
Series Floaters 3129, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,100,000	2,100,000
Series MS 00 3387, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series MS 3262 X, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 7,600,000	$ 7,600,000
Series MS 3373, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000,000	1,000,000
Series Putters 14 4450, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,505,000	3,505,000
Series Putters 3384, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 4397, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series Putters 4417, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700,000	1,700,000
Series ROC II R 11916, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,040,000	2,040,000
Series 2001 F1, 0.06% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,600,000	2,600,000
Series 2008 B1, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	8,700,000	8,700,000
Series 2008 BB3, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,100,000	2,100,000
Series 2014 AA:
0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,635,000	6,635,000
0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,375,000	8,375,000
Series 2015 BB3, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 7B, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3360, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,130,000	3,130,000
Series MS 3393, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,890,000	2,890,000
Series Putters 3857, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series RBC O 84, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,000,000	3,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 A2, 0.07% 11/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	$ 4,900,000	$ 4,900,000
Series 2003 C2, 0.08% 11/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Participating VRDN Series ROC II R 11927, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0031, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	16,570,000	16,570,000
Series Putters 3281Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,150,000	1,150,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.05% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,300,000	2,300,000
(College of New Rochelle Proj.) Series 2008, 0.1% 11/7/14, LOC RBS Citizens NA, VRDN (a)	5,300,000	5,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	9,450,000	9,450,000
(The Culinary Institute of America Proj.) Series 2006, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	1,325,000	1,325,000
Participating VRDN:
Series EGL 06 47 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	21,335,000	21,335,000
Series ROC II R 11722, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	5,035,000	5,035,000
Series 2006 A2, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,100,000
Series Putters 3376, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (a)	4,100,000	4,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Bank of America NA, VRDN (a)	$ 8,700,000	$ 8,700,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (a)	2,325,000	2,325,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,100,000	4,100,000
Series 2009 B, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	575,000	575,000
Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (a)	800,000	800,000
Series 2010 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (a)	10,200,000	10,200,000
Series 2012 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2013 A:
0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (a)	24,500,000	24,500,000
0.07% 11/3/14, LOC PNC Bank NA, VRDN (a)	8,700,000	8,700,000
Series 2013 A2, 0.05% 11/7/14, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2014 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (a)	7,900,000	7,900,000
Series 2014 A2, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
Series A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (a)	6,000,000	6,000,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.05% 11/7/14, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,185,000	13,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.09% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 2,400,000	$ 2,400,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.1% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	13,455,000	13,455,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2003 B1, 0.05% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	8,200,000	8,200,000
Series 2005 A2, 0.04% 11/7/14, LOC California Teachers Retirement Sys., VRDN (a)	1,400,000	1,400,000
Series 2005 B3, 0.06% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (a)	23,835,000	23,835,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000,000	1,000,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.24% 11/7/14, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,025,000	5,025,000
		531,095,000
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series ROC II R 11439, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series ROC II R 14077, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series 1997 1, 0.1% 12/1/14, VRDN (a)(e)	1,000,000	1,000,000
Series 1997 2, 0.1% 12/1/14, VRDN (a)(e)	3,800,000	3,800,000
		14,585,000
North Carolina - 0.9%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 11/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	7,650,000	7,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 0.1%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,000,000	$ 1,000,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.13% 11/7/14, LOC Bank of America NA, VRDN (a)	2,865,000	2,865,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (a)	300,000	300,000
Series 2010 C, 0.16% 11/3/14, VRDN (a)	2,000,000	2,000,000
		2,300,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 11/7/14, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $567,995,000)		567,995,000
Other Municipal Debt - 34.0%

Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	300,000	300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/5/14, CP mode	400,000	400,000
		700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 11/7/14, CP mode	1,500,000	1,500,000
0.25% tender 12/11/14, CP mode	1,000,000	1,000,000
Series 1993 B, 0.36% tender 12/12/14, CP mode	1,500,000	1,500,000
		4,000,000
New York - 32.2%
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	1,800,000	1,809,712
Bellmore-Merrick Central School District BAN 1% 7/24/15	1,300,000	1,304,880
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	$ 2,400,000	$ 2,412,766
Briarcliff Manor Union Free School District BAN 1% 7/17/15	1,600,000	1,609,364
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	4,500,000	4,511,692
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	1,500,000	1,507,604
Commack Union Free School District TAN 1% 6/26/15	3,200,000	3,217,881
Deer Park Union Free School District TAN 1% 6/25/15	2,500,000	2,513,898
East Greenbush Central School District BAN Series 2014, 1% 2/17/15	1,500,000	1,503,561
East Hampton Union Free School District TAN 1% 6/25/15	1,700,000	1,709,121
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	1,400,000	1,415,951
Eastchester Union Free School District TAN 0.5% 2/26/15	1,800,000	1,802,227
Elwood Union Free School District TAN 1% 6/26/15	1,500,000	1,507,992
Gates Chili Central School District BAN 1% 6/26/15	1,467,178	1,475,257
Greece Central School District BAN 1% 6/26/15	1,300,000	1,306,652
Half Hollow Hills Central School District of Huntington & Babylon TAN 1% 6/25/15	5,900,000	5,932,794
Hampton Bays Union Free School District TAN 1% 6/19/15	1,700,000	1,709,078
Hauppauge Union Free School District TAN 1% 6/26/15	3,200,000	3,218,315
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	1,295,000	1,304,107
Hempstead Union Free School District TAN 1% 6/26/15	2,700,000	2,714,203
Hilton Central School District BAN 1% 6/24/15	2,000,000	2,010,533
Honeoye Falls Lima Central School District BAN 1% 6/17/15	1,300,000	1,306,889
Islip Union Free School District:
BAN:
0.5% 3/6/15	1,900,000	1,902,481
1% 3/6/15	700,000	701,889
TAN 1% 6/26/15	2,500,000	2,513,487
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,700,000	9,700,000
Kings Park Central School District TAN 1% 6/26/15	2,500,000	2,514,132
Lancaster Central School District BAN 1% 6/18/15	1,700,000	1,709,045
Lindenhurst Unified Free School District TAN 1% 6/19/15	2,800,000	2,815,554
Liverpool Central School District Gen. Oblig. BAN Series 2014 A, 0.5% 7/8/15	1,400,000	1,403,335
Longwood Central School District:
BAN:
Series 2014 A, 1% 12/19/14	2,000,000	2,002,329
Series 2014 B, 1% 6/19/15	3,300,000	3,317,634
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Longwood Central School District: - continued
TAN 1% 6/26/15	$ 4,300,000	$ 4,323,443
Manhasset Union Free School District TAN 1% 6/19/15	1,500,000	1,508,305
Middle Country Century School District TAN 1% 6/26/15	5,300,000	5,329,932
Middletown City School District BAN Series 2014, 1% 7/9/15	6,900,000	6,940,092
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	1,100,000	1,105,524
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 1/7/15, LOC Wells Fargo Bank NA (a)	1,000,000	1,000,000
Series 2009 D2, 0.09%, tender 1/27/15, LOC JPMorgan Chase Bank (a)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2009 A1, 4% 8/15/15	1,000,000	1,030,241
Series 2010 C, 5% 8/1/15	840,000	870,222
Series 2010 E, 5% 8/1/15	3,250,000	3,368,217
Series 2011 A, 5% 8/1/15	1,000,000	1,036,197
Series B, 5% 8/1/15	1,000,000	1,036,377
Series C, 5% 1/1/15	2,775,000	2,797,403
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.1% 5/11/15, CP	3,500,000	3,500,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2005 A1, 5% 11/1/14	1,400,000	1,400,000
Series 2010 I2, 5% 11/1/14	5,675,000	5,675,000
Series 2011 E, 5% 11/1/15	1,045,000	1,095,164
Series 2012 B, 5% 11/1/14	1,400,000	1,400,000
Series 2013 B, 4% 11/1/14	1,200,000	1,200,000
Series 2013 C1, 4% 11/1/14	1,900,000	1,900,000
Series 2014 C, 2.5% 11/1/14	2,800,000	2,800,000
New York City Trust Cultural Resources Rev. Bonds 0.06%, tender 3/2/15 (a)	1,800,000	1,800,000
New York City Trust For Cultural Bonds Series 2014 B2, 0.06%, tender 6/5/15 (a)	1,900,000	1,900,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds 5% 2/15/15	1,020,000	1,034,220
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2011 A, 5% 3/15/15	5,560,000	5,660,843
Series 2012 B, 5% 3/15/15	2,400,000	2,443,046
Series 2014 C, 2% 6/15/15	1,300,000	1,315,016
5% 2/15/15	1,000,000	1,014,022
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2013 A, 2% 3/15/15	2,600,000	2,618,423
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2A, 0.1% 2/12/15, LOC TD Banknorth, NA, CP	$ 4,600,000	$ 4,600,000
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	8,800,000	8,800,000
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	8,700,000	8,700,000
0.1% 12/8/14, LOC Citibank NA, CP	8,800,000	8,800,000
New York Pwr. Auth.:
Series 1:
0.06% 12/3/14, CP	1,100,000	1,100,000
0.07% 11/12/14, CP	1,112,000	1,112,000
0.08% 11/6/14, CP	5,800,000	5,800,000
0.09% 12/3/14, CP	5,284,000	5,284,000
0.09% 12/10/14, CP	3,100,000	3,100,000
0.09% 7/13/15, CP	8,050,000	8,050,000
Series 2:
0.08% 11/6/14, CP	5,400,000	5,400,000
0.08% 11/17/14, CP	2,800,000	2,800,000
0.09% 11/7/14, CP	9,270,000	9,270,000
0.11% 12/8/14, CP	4,000,000	4,000,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	6,300,000	6,591,753
New York State Gen. Oblig. Bonds:
Series 2005 A, 4% 3/15/15	1,105,000	1,120,841
Series 2013 C, 5% 4/15/15	1,600,000	1,635,085
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2006 A, 4.25% 3/15/15	1,000,000	1,015,157
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/15	1,200,000	1,219,339
New York Urban Dev. Corp. Rev. Bonds:
Series 2005 A, 5% 1/1/15	2,500,000	2,519,928
Series 2009 A, 5% 12/15/14	250,000	251,439
Series 2010 A1, 5% 1/1/15	1,100,000	1,108,968
Series 2010 A2, 5% 1/1/15	1,175,000	1,184,410
Riverhead Central School District TAN 1% 6/25/15	2,800,000	2,815,954
Rochester Gen. Oblig.:
BAN Series 2014, 1.25% 3/18/15	1,830,000	1,837,266
Bonds Series 2013 ll, 5% 2/1/15	2,300,000	2,327,819
Rockville Ctr. Union Free School District BAN Series 2014, 0.75% 12/18/14	1,100,000	1,100,858
Sag Hbr. Union Free School District TAN 1% 6/26/15	1,500,000	1,508,385
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	1,400,000	1,407,527
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
South Huntington Union Free School District TAN 1.5% 6/26/15	$ 2,100,000	$ 2,118,269
Southampton Union Free School District TAN 1% 6/19/15	2,100,000	2,111,534
Suffolk County Wtr. Auth. Bonds Series 2013 B, 3% 1/15/15	3,000,000	3,017,361
Syosset Central School District TAN 1% 6/25/15	2,900,000	2,916,525
Three Village Central School District:
BAN 1.25% 8/28/15	1,100,000	1,109,927
TAN 0.75% 6/25/15	3,600,000	3,614,649
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	1,000,000	1,028,002
Victor Central School District BAN 1.25% 9/25/15	2,988,203	3,016,587
West Babylon Union Free School District TAN 1.25% 6/26/15	2,600,000	2,618,417
West Seneca BAN Series 2014, 1% 7/30/15	1,700,000	1,710,767
Westhampton Beach Union Free School District TAN 1% 6/25/15	1,500,000	1,508,425
		278,617,242
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey Series B:
0.07% 11/13/14, CP	2,000,000	2,000,000
0.09% 12/11/14, CP	1,400,000	1,400,000
0.09% 12/18/14, CP	2,000,000	2,000,000
0.09% 2/12/15, CP	2,300,000	2,300,000
0.09% 3/3/15, CP	1,405,000	1,405,000
0.11% 1/8/15, CP	845,000	845,000
		9,950,000
Virginia - 0.1%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/18/14, CP mode	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $294,367,242)		294,367,242
Investment Company - 1.0%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.06% (b)(c) (Cost $8,606,000)	8,606,000	$ 8,606,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $870,968,242)		870,968,242
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,468,166)
NET ASSETS - 100%		$ 865,500,076
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,500,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 9,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.1% 12/1/14, VRDN	10/14/14	$ 1,000,000
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 12/1/14, VRDN	1/3/13 - 9/12/14	$ 3,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 8,759
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2014, the cost of investment securities for income tax purposes was $870,968,242.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2014

1.809088.111

NFS-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 11/7/14, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.13% 11/3/14, VRDN (b)(e)	1,100,000	1,100,000
Florida - 0.2%
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.08% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,350,000	7,350,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.26% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	700,000	700,000
		8,050,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.07% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.11% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	975,000	975,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.07% 11/7/14, VRDN (b)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 11/7/14, VRDN (b)	1,300,000	1,300,000
Series 2010 B1, 0.21% 11/7/14, VRDN (b)	700,000	700,000
		5,900,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 11/7/14, VRDN (b)(e)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 11/7/14, VRDN (b)(e)	3,200,000	3,200,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,900,000	11,900,000
Series Putters 4462, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,800,000	8,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 11/7/14, VRDN (b)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.19% 11/7/14, VRDN (b)(e)	3,100,000	3,100,000
		25,400,000
New York - 58.9%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.2% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	370,000	370,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.12% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,375,000	7,375,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	12,725,000	12,725,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.1% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	65,400,000	65,400,000
Subseries 2001 3A, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	19,900,000	19,900,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3324, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	6,650,000	6,650,000
Series Putters 2949, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 3118, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3793, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4345, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4434Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,435,000	3,435,000
Series Putters 4447Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series ROC II R 14045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,350,000	11,350,000
Series Solar 07 91, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,020,000	10,020,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 B8, 0.05% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 31,300,000	$ 31,300,000
Series 1995 F5, 0.05% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	20,000,000	20,000,000
Series 2003 C2, 0.05% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,690,000	5,690,000
Series 2004 A2, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	61,000,000	61,000,000
Series 2004 A3, 0.05% 11/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	31,590,000	31,590,000
Series 2004 H8, 0.05% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,000,000	15,000,000
Series 2006 E3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	49,600,000	49,600,000
Series 2006 I3, 0.07% 11/3/14, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Series 2006 I4, 0.07% 11/3/14 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	3,800,000	3,800,000
Series 2006 I7, 0.04% 11/7/14, LOC Bank of America NA, VRDN (b)	17,000,000	17,000,000
Series 2008 J6, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,505,000	6,505,000
Series 2011 A4, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	13,700,000	13,700,000
Series 2013 F3, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	11,050,000	11,050,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	1,225,000	1,225,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	47,300,000	47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (b)	37,400,000	37,400,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	13,525,000	13,525,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(First Avenue Dev. Proj.) Series 2002 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	$ 19,795,000	$ 19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)(e)	10,100,000	10,100,000
(La Casa del Sol Proj.) Series 2005 A, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)(e)	4,650,000	4,650,000
(Manhattan Court Dev. Proj.) Series A, 0.07% 11/7/14, LOC Citibank NA, VRDN (b)(e)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.06% 11/7/14, LOC Landesbank Baden-Wuert, VRDN (b)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)(e)	17,100,000	17,100,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)(e)	5,465,000	5,465,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	18,000,000	18,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
(Morris Avenue Apts. Proj.) Series A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	23,600,000	23,600,000
(One Columbus Place Dev. Proj.) Series A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	49,200,000	49,200,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	15,000,000	15,000,000
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	7,900,000	7,900,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.14% 11/7/14, LOC Bank of America NA, VRDN (b)	3,735,000	3,735,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.07% 11/7/14, LOC Lloyds Bank PLC, VRDN (b)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 1WX, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 2,000,000	$ 2,000,000
Series BA 08 1206, 0.13% 11/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	9,000,000	9,000,000
Series BC 13 16U, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Series BC 13 3WX, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,125,000	6,125,000
Series EGL 06 74 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 09 46A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,900,000	9,900,000
Series Floaters 3129, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	24,860,000	24,860,000
Series MS 3362, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series MS 3373, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,980,000	5,980,000
Series Putters 14 4450, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	18,030,000	18,030,000
Series Putters 2559, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335,000	5,335,000
Series Putters 3223, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,670,000	1,670,000
Series Putters 3384, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3484, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,515,000	2,515,000
Series Putters 3496Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,050,000	7,050,000
Series Putters 3497Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,025,000	13,025,000
Series Putters 4378, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,715,000	4,715,000
Series Putters 4413, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,940,000	8,940,000
Series Putters 4417, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	23,535,000	23,535,000
Series RBC O 23, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,025,000	5,025,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 11931, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 6,815,000	$ 6,815,000
Series ROC II R 11966, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series 2008 B3, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	6,200,000	6,200,000
Series 2008 BB2, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	8,300,000	8,300,000
Series 2009 BB2, 0.09% 11/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,500,000	15,500,000
Series 2014 BB1, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	18,800,000	18,800,000
Series FF, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,400,000	15,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 6B, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,925,000	10,925,000
Series BC 11 8B, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,300,000	9,300,000
Series MS 3358, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,165,000	5,165,000
Series MS 3399, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,115,000	2,115,000
Series Putters 3544, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series Putters 4043, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	11,100,000	11,100,000
Series Putters 4084Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850,000	3,850,000
Series Putters 4331, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240,000	3,240,000
Series Putters 4399, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series RBC O 84, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	3,270,000	3,270,000
Series RBC O 65, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	4,500,000	4,500,000
Series ROC II R 11994, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,480,000	6,480,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 14082, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 6,380,000	$ 6,380,000
Series 2003 1A, 0.04% 11/7/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,480,000	2,480,000
Series 2003 A2, 0.07% 11/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	64,000,000	64,000,000
Series 2003 C2, 0.08% 11/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	30,950,000	30,950,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.05% 11/7/14, LOC Citibank NA, VRDN (b)	11,980,000	11,980,000
Participating VRDN Series ROC II R 11927, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,365,000	6,365,000
Series EGL 14 0031, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,515,000	6,515,000
Series MS 3275, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 3281Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,120,000	6,120,000
Series Putters 3518, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685,000	12,685,000
Series Putters 3875, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series ROC II R 11984, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.05% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)	2,075,000	2,075,000
(City Univ. Proj.) Series 2008 C, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
(College of New Rochelle Proj.) Series 2008, 0.1% 11/7/14, LOC RBS Citizens NA, VRDN (b)	13,600,000	13,600,000
(Pratt Institute Proj.) Series 2009 B, 0.1% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,800,000	2,800,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	9,825,000	9,825,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(The Culinary Institute of America Proj.): - continued
Series 2006, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 6,250,000	$ 6,250,000
Participating VRDN:
ROC II R 11944, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,385,000	8,385,000
Series EGL 07 0002, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series Putters 1955, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,140,000	10,140,000
Series Putters 3382, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,995,000	14,995,000
Series Putters 3803, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,870,000	9,870,000
Series ROC II R 11955, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series ROC II R 11975, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,290,000	5,290,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	29,200,000	29,200,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	3,250,000	3,250,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	37,005,000	37,005,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	46,000,000	46,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	$ 26,000,000	$ 26,000,000
Series 2002 A, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	30,880,000	30,880,000
(455 West 37th Street Hsg. Proj.) Series A, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,000,000	15,000,000
(505 West 37th Street Proj.):
Series 2008 A, 0.1% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	46,000,000	46,000,000
Series 2009 A, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	27,700,000	27,700,000
Series 2009 B, 0.08% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,200,000	18,200,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	182,235,000	182,235,000
Series 2008 A:
0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	18,900,000	18,900,000
0.09% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,090,000	5,090,000
Series 2012 A, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	25,000,000	25,000,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	31,700,000	31,700,000
Series 2009 B, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,760,000	17,760,000
(88 Leonard Street Proj.) Series 2005 A, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,100,000	2,100,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(Chelsea Apts. Proj.) Series 2003 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	40,000,000	40,000,000
Series 2006 A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	34,000,000	34,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	46,500,000	46,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Grace Towers Hsg. Proj.) Series 2004 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	$ 11,530,000	$ 11,530,000
(Helena Hsg. Proj.) Series 2003 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	55,300,000	55,300,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	30,470,000	30,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.07% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	22,000,000	22,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	13,300,000	13,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	2,800,000	2,800,000
(South Cove Plaza Proj.) Series A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	28,320,000	28,320,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	32,400,000	32,400,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(Union Square South Proj.) Series 1996 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	41,550,000	41,550,000
Series 2001 A, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Series 2008 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	57,400,000	57,400,000
Series 2012 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,000,000	5,000,000
Series 2012 A1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	2,500,000	2,500,000
Series 2013 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
Series 2013 A2, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	8,500,000	8,500,000
Series 2014 A2, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,200,000	11,200,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	16,400,000	16,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 31,020,000	$ 31,020,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ROCS II R 12299, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,500,000	2,500,000
Series 2005 D2, 0.09% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,150,000	5,150,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	15,200,000	15,200,000
Series 2004 C3, 0.04% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	33,000,000	33,000,000
Series 2010 A3, 0.07% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)(e)	25,700,000	25,700,000
Series 2010 A, 0.04% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)(e)	48,700,000	48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,170,000	12,170,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.33% 11/7/14, LOC Citibank NA, VRDN (b)(e)	660,000	660,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	5,000,000	5,000,000
Series Putters 3330, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series Putters 3685, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series Putters 4405, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,800,000	5,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN: - continued
Series Putters 4406, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,000,000	$ 3,000,000
Series ROC II R11934, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	9,450,000	9,450,000
Series 2003 B1, 0.05% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	40,565,000	40,565,000
Series 2003 B2, 0.05% 11/7/14, LOC California Teachers Retirement Sys., VRDN (b)	9,790,000	9,790,000
Series 2005 B3, 0.06% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	124,420,000	124,420,000
Util. Debt Securitization Auth. Participating VRDN:
Series Putters 4445Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350,000	3,350,000
Series RBC O 74, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,650,000	5,650,000
0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.24% 11/7/14, LOC RBS Citizens NA, VRDN (b)	5,200,000	5,200,000
		3,154,165,000
New York And New Jersey - 3.8%
New York and New Jersey Port Auth. Rev. Participating VRDN Series MS 3344, 0.11% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,700,000	2,700,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.1% 11/7/14 (Liquidity Facility Bank of America NA) (b)(f)	3,700,000	3,700,000
Series BC 11 17B, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.09% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,260,000	20,260,000
Series MS 3249, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,500,000	3,500,000
Series Putters 1546, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,385,000	8,385,000
Series Putters 2945, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series Putters 3090, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 8,885,000	$ 8,885,000
Series Putters 3114, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,120,000	5,120,000
Series Putters 3115, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Series Putters 3991 Z, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.08% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	985,000	985,000
Series RBC O 18, 0.07% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.07% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.09% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series WF 08 2C, 0.11% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.13% 12/1/14, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1997 1, 0.1% 12/1/14, VRDN (b)(g)	500,000	500,000
Series 1997 2, 0.1% 12/1/14, VRDN (b)(g)	1,000,000	1,000,000
		204,675,000
North Carolina - 0.5%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.26% 11/7/14, VRDN (b)(e)	2,200,000	2,200,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 11/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	5,900,000	5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.07% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	15,000,000	15,000,000
0.07% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	4,750,000	4,750,000
		27,850,000
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.16% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	400,000	400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	$ 3,775,000	$ 3,775,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.07% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (b)	2,675,000	2,675,000
Series 2004, 0.16% 11/7/14, VRDN (b)(e)	2,200,000	2,200,000
Series 2010 C, 0.16% 11/3/14, VRDN (b)	400,000	400,000
		21,175,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.07% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	3,000,000	3,000,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 11/7/14, VRDN (b)	1,300,000	1,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,474,965,000)		3,474,965,000
Other Municipal Debt - 35.0%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	1,900,000	1,900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 11/5/14, CP mode	2,200,000	2,200,000
Series 2001 B, 0.3% tender 11/5/14, CP mode (e)	7,000,000	7,000,000
		11,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 11/7/14, CP mode	$ 3,200,000	$ 3,200,000
0.25% tender 12/11/14, CP mode	500,000	500,000
Series 1993 B, 0.36% tender 12/12/14, CP mode	1,700,000	1,700,000
		5,400,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.3% tender 11/5/14, CP mode (e)	7,600,000	7,600,000
Series 1990 A2:
0.32% tender 11/7/14, CP mode (e)	5,450,000	5,450,000
0.32% tender 12/11/14, CP mode (e)	3,600,000	3,600,000
Series 1990 B, 0.35% tender 12/5/14, CP mode	4,800,000	4,800,000
		21,450,000
New York - 29.9%
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	10,920,000	10,978,917
Battery Park City Auth. Rev. Bonds Series 2013 A, 2%	3,345,000	3,345,000
Bedford Central School District BAN 1% 7/17/15	5,500,000	5,532,967
Bellmore-Merrick Central School District BAN 1% 7/24/15	7,700,000	7,728,902
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	14,450,000	14,526,879
Briarcliff Manor Union Free School District BAN 1% 7/17/15	9,500,000	9,555,601
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	27,744,000	27,816,083
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	9,250,000	9,296,888
Commack Union Free School District TAN 1% 6/26/15	19,800,000	19,910,637
Deer Park Union Free School District TAN 1% 6/25/15	15,500,000	15,586,166
East Greenbush Central School District BAN Series 2014, 1% 2/17/15	9,030,000	9,051,434
East Hampton Union Free School District TAN 1% 6/25/15	10,800,000	10,857,946
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	8,600,000	8,697,986
Eastchester Union Free School District TAN 0.5% 2/26/15	11,200,000	11,213,859
Elwood Union Free School District TAN 1% 6/26/15	9,500,000	9,550,616
Gates Chili Central School District BAN 1% 6/26/15	8,900,000	8,949,005
Greece Central School District BAN 1% 6/26/15	7,700,000	7,739,398
Half Hollow Hills Central School District of Huntington & Babylon TAN 1% 6/25/15	36,600,000	36,803,434
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Hampton Bays Union Free School District TAN 1% 6/19/15	$ 10,300,000	$ 10,355,002
Hauppauge Union Free School District TAN 1% 6/26/15	19,800,000	19,913,321
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	7,400,000	7,452,043
Hempstead Union Free School District TAN 1% 6/26/15	16,300,000	16,385,746
Hilton Central School District BAN 1% 6/24/15	12,000,000	12,063,199
Honeoye Falls Lima Central School District BAN 1% 6/17/15	7,710,404	7,751,262
Islip Union Free School District:
BAN:
0.5% 3/6/15	12,100,000	12,115,802
1% 3/6/15	4,000,000	4,010,795
TAN 1% 6/26/15	15,500,000	15,583,622
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	55,100,000	55,100,000
Kings Park Central School District TAN 1% 6/26/15	15,500,000	15,587,619
Lancaster Central School District BAN 1% 6/18/15	10,300,000	10,354,799
Lindenhurst Unified Free School District TAN 1% 6/19/15	17,200,000	17,295,546
Liverpool Central School District Gen. Oblig. BAN Series 2014 A, 0.5% 7/8/15	8,600,000	8,620,486
Longwood Central School District:
BAN:
Series 2014 A, 1% 12/19/14	12,000,000	12,013,975
Series 2014 B, 1% 6/19/15	19,940,000	20,046,551
TAN 1% 6/26/15	26,700,000	26,845,567
Manhasset Union Free School District TAN 1% 6/19/15	9,000,000	9,049,831
Middle Country Century School District TAN 1% 6/26/15	33,200,000	33,387,497
Middletown City School District BAN Series 2014, 1% 7/9/15	42,270,000	42,515,607
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	6,800,000	6,834,150
Nassau County Interim Fin. Auth. Bonds Series 2005 D, 5% 11/15/14	1,250,000	1,252,324
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 1/7/15, LOC Wells Fargo Bank NA (b)	5,455,000	5,455,000
Series 2009 D2, 0.09%, tender 1/27/15, LOC JPMorgan Chase Bank (b)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2004 HA, 5% 3/1/15	2,040,000	2,072,494
Series 2008 G, 5% 8/1/15	500,000	518,007
Series 2009 H1, 5% 3/1/15	4,975,000	5,055,735
Series 2010 E, 5% 8/1/15	1,000,000	1,036,361
Series 2010 H2, 5% 6/1/15	6,110,000	6,282,738
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig. Bonds: - continued
Series 2011 A, 5% 8/1/15	$ 3,000,000	$ 3,108,927
Series 2011 I1, 5% 8/1/15	7,600,000	7,875,898
Series 2012 l, 5% 8/1/15	1,970,000	2,041,144
Series 2013 B, 5% 8/1/15	4,000,000	4,145,458
Series 2014 B, 5% 8/1/15	500,000	518,070
Series B, 5% 8/1/15	6,500,000	6,736,452
Series C, 5% 1/1/15	1,830,000	1,844,682
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.1% 5/11/15, CP	21,500,000	21,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2009 S5, 5% 1/15/15	1,780,000	1,797,115
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B1, 5% 11/1/14	6,000,000	6,000,000
Series 2005 A1, 5% 11/1/14	6,985,000	6,985,000
Series 2010 B, 5% 11/1/14	7,145,000	7,145,000
Series 2011 E, 5% 11/1/14	4,245,000	4,245,000
Series 2012 B, 5% 11/1/14	7,735,000	7,735,000
Series 2013 A1, 5% 8/1/15	915,000	948,121
Series 2013 B, 4% 11/1/14	5,000,000	5,000,000
Series 2013 C, 5% 11/1/15 (Pre-Refunded to 11/1/15 @ 100)	4,860,000	5,094,117
Series 2014 C, 2.5% 11/1/14	16,240,000	16,240,000
New York City Trust Cultural Resources Rev. Bonds 0.06%, tender 3/2/15 (b)	10,700,000	10,700,000
New York City Trust For Cultural Bonds Series 2014 B2, 0.06%, tender 6/5/15 (b)	12,100,000	12,100,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2011 A, 5% 3/15/15	5,000,000	5,090,875
Series 2012 B, 5% 3/15/15	6,000,000	6,107,095
Series 2014 C, 2% 6/15/15	8,000,000	8,092,409
New York Dorm. Auth. Revs. Series 1998, 0.09% 12/3/14, CP	20,000,000	20,000,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2013 A, 2% 3/15/15	16,215,000	16,329,893
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2007 B, 5% 6/15/15	4,000,000	4,120,335
New York Local Govt. Assistance Corp. Bonds:
Series 2010 A, 5% 4/1/15	3,435,000	3,503,874
Series 2010 B, 5% 4/1/15	5,280,000	5,387,270
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds:
Series 2002 B2, 3% 11/1/14	$ 7,240,000	$ 7,240,000
Series 2012 A, 4% 11/15/14	4,530,000	4,536,685
New York Metropolitan Trans. Auth. Rev.:
Series 2A, 0.1% 2/12/15, LOC TD Banknorth, NA, CP	28,650,000	28,650,000
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	55,100,000	55,100,000
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	53,700,000	53,700,000
0.1% 12/8/14, LOC Citibank NA, CP	54,600,000	54,600,000
New York Pwr. Auth.:
Series 1:
0.06% 12/3/14, CP	6,700,000	6,700,000
0.07% 11/12/14, CP	6,900,000	6,900,000
0.07% 12/10/14, CP	5,500,000	5,500,000
0.08% 11/6/14, CP	35,897,000	35,897,000
0.08% 12/4/14, CP	5,000,000	5,000,000
0.08% 12/12/14, CP	5,000,000	5,000,000
0.09% 12/3/14, CP	32,600,000	32,600,000
0.09% 12/10/14, CP	19,313,000	19,313,000
0.09% 7/13/15, CP	49,900,000	49,900,000
Series 2:
0.08% 11/6/14, CP	32,964,000	32,964,000
0.08% 11/7/14, CP	5,631,000	5,631,000
0.08% 11/17/14, CP	17,200,000	17,200,000
0.09% 11/7/14, CP	4,684,000	4,684,000
0.09% 1/14/15, CP	4,000,000	4,000,000
0.09% 1/15/15, CP	3,400,000	3,400,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	38,800,000	40,596,828
New York State Envir. Facilities Corp. Rev. Bonds:
(2010 Master Fing. Prog.) Series 2014:
1% 11/15/14	2,395,000	2,395,819
1% 5/15/15	2,660,000	2,672,354
Series 2013 B, 2% 11/15/14	3,200,000	3,202,293
3% 2/15/15	995,000	1,003,175
3% 2/15/15 (Escrowed to Maturity)	5,000	5,041
New York State Gen. Oblig. Bonds:
Series 2005 A, 4% 3/15/15	6,900,000	6,998,914
Series 2011 A, 5% 2/15/15	2,000,000	2,028,126
Series 2011 E, 5% 12/15/14	7,255,000	7,297,623
Series 2013 C, 5% 4/15/15	9,650,000	9,861,519
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York State Gen. Oblig. Bonds: - continued
5% 4/15/15	$ 1,675,000	$ 1,711,485
New York Thruway Auth. Personal Income Tax Rev. Bonds:
Series 2009 A, 5% 3/15/15	1,100,000	1,119,926
Series 2011 A, 5% 3/15/15	3,300,000	3,359,658
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/15	10,900,000	11,075,509
New York Urban Dev. Corp. Rev. Bonds:
Series 2007 B, 4% 3/15/15	1,250,000	1,267,758
Series 2009 C, 5% 12/15/14	1,320,000	1,327,703
Series 2010 A1, 5% 1/1/15	8,295,000	8,362,437
Series 2010 A2, 5% 1/1/15	10,085,000	10,165,908
Series 2013 E, 2% 3/15/15	18,860,000	18,989,865
Riverhead Central School District:
BAN Series 2014, 1.25% 9/18/15	2,140,000	2,158,387
TAN 1% 6/25/15	17,200,000	17,298,001
Rochester Gen. Oblig.:
BAN Series 2014, 1.25% 3/18/15	11,170,000	11,214,353
Bonds Series 2013 ll, 5% 2/1/15	3,275,000	3,314,662
Rockville Ctr. Union Free School District BAN Series 2014, 0.75% 12/18/14	6,400,000	6,404,991
Sag Hbr. Union Free School District TAN 1% 6/26/15	9,000,000	9,050,309
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	8,380,000	8,425,054
South Huntington Union Free School District TAN 1.5% 6/26/15	12,900,000	13,012,225
Southampton Union Free School District TAN 1% 6/19/15	13,400,000	13,473,595
Suffolk County Wtr. Auth. Bonds Series 2013 B, 3% 1/15/15	1,500,000	1,508,788
Syosset Central School District TAN 1% 6/25/15	18,100,000	18,203,140
Three Village Central School District:
BAN 1.25% 8/28/15	6,900,000	6,962,270
TAN 0.75% 6/25/15	22,400,000	22,491,151
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/15	1,000,000	1,028,249
5% 6/1/15	2,525,000	2,595,150
Victor Central School District BAN 1.25% 9/25/15	18,300,000	18,473,823
West Babylon Union Free School District TAN 1.25% 6/26/15	15,900,000	16,012,629
West Seneca BAN Series 2014, 1% 7/30/15	10,490,000	10,556,436
Westhampton Beach Union Free School District TAN 1% 6/25/15	9,500,000	9,553,357
		1,600,457,728
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - 4.3%
Port Auth. of New York & New Jersey:
Bonds:
178th Series 3% 12/1/14 (e)	$ 10,950,000	$ 10,975,156
185th Series, 3% 9/1/15 (e)	8,825,000	9,033,710
Series 177, 4% 7/15/15 (e)	6,900,000	7,087,035
Series A:
0.08% 11/4/14, CP (e)	10,400,000	10,400,000
0.08% 11/13/14, CP (e)	17,050,000	17,050,000
0.09% 1/6/15, CP (e)	12,775,000	12,775,000
0.09% 1/14/15, CP (e)	14,620,000	14,620,000
0.09% 1/22/15, CP (e)	10,400,000	10,400,000
0.09% 2/3/15, CP (e)	7,600,000	7,600,000
0.09% 2/19/15, CP (e)	13,560,000	13,560,000
0.09% 3/2/15, CP (e)	12,875,000	12,875,000
0.09% 3/11/15, CP (e)	13,305,000	13,305,000
0.09% 3/11/15, CP (e)	1,495,000	1,495,000
0.09% 3/19/15, CP (e)	15,900,000	15,900,000
Series B:
0.07% 11/13/14, CP	12,140,000	12,140,000
0.09% 12/2/14, CP	5,185,000	5,185,000
0.09% 12/11/14, CP	8,700,000	8,700,000
0.09% 12/18/14, CP	12,000,000	12,000,000
0.09% 2/12/15, CP	14,475,000	14,475,000
0.09% 3/3/15, CP	9,000,000	9,000,000
0.09% 3/12/15, CP	5,417,500	5,417,500
0.11% 1/8/15, CP	5,300,000	5,300,000
		229,293,401
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/18/14, CP mode	900,000	900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 12/11/14, CP mode (e)	1,800,000	1,800,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 11/18/14, CP mode (e)	3,300,000	3,300,000
		5,100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,873,701,129)		1,873,701,129
Investment Company - 0.2%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $11,667,000)	11,667,000	$ 11,667,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,360,333,129)		5,360,333,129
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,714,884)
NET ASSETS - 100%		$ 5,350,618,245
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,150,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,000,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 55,100,000
Port Auth. of New York & New Jersey Series 1991 2, 0.13% 12/1/14, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.1% 12/1/14, VRDN	6/4/14	$ 500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 12/1/14, VRDN	7/8/13	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 30,292
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2014, the cost of investment securities for income tax purposes was $5,360,333,129.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014